Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000831363
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC | DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNJXX